Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Gross deferred tax asset
Policy reserves and other insurance items	$ 1,645	$ 3,306
Employee benefits	165	181
Derivative investments	789	1,128
Net unrealized losses	1,364	0
Net operating loss carryforward	587	306
Other	75	15
Total gross deferred tax asset	4,625	4,936
Valuation allowance	(910)	(2)
Gross deferred tax asset, net of valuation allowance	3,715	4,934
Gross deferred tax liability
Deferred acquisition costs and sales inducements	(2,586)	(2,702)
Other investment items	(781)	(23)
Net unrealized gains	0	(471)
Other	(28)	(22)
Total gross deferred tax liability	(3,395)	(3,218)
Net deferred tax asset	$ 320	$ 1,716